Net Income and Other Comprehensive Income (Loss) - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 TWD ($)
Employee benefits expense [Line Items]
Employees' compensation payables	$ 1,404
Remuneration to directors payables	$ 38
Bottom of Range [Member]
Employee benefits expense [Line Items]
Employees' compensation distribution rate	1.70%
Top of Range [Member]
Employee benefits expense [Line Items]
Employees' compensation distribution rate	4.30%
Directors' remuneration distribution rate	0.17%